Leases - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012 sqft	Dec. 31, 2011
Operating Leased Assets [Line Items]
Office and production facility lease area			9,957
Lease obligation per month			$ 6,597
Lease expiration date			Mar. 31, 2016
Increase in rent expense	4,300	12,800
Amortization period of lease payments	7 months
Lease and rental expense			83,464	91,670
Series C-3 Notes
Operating Leased Assets [Line Items]
Issuance of additional convertible notes			$ 30,000